Employees and remuneration of key management personnel - Group's total employment costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employees and remuneration of key management personnel
Wages and salaries	£ 1,723	£ 1,534	£ 1,287
Social security costs	176	163	147
Pensions and other post-employment costs	54	52	30
Share-based incentive plans	88	78	59
Severance costs from integration and restructuring activities	108	8	95
Total employment costs	£ 2,149	£ 1,835	£ 1,618